Document and Entity Information	Nov. 05, 2026
Cover [Abstract]
Entity Registrant Name	GRAHAM CORP
Amendment Flag	false
Entity Central Index Key	0000716314
Document Type	8-K
Document Period End Date	Nov. 05, 2026
Entity Incorporation State Country Code	DE
Entity File Number	001-08462
Entity Tax Identification Number	16-1194720
Entity Address, Address Line One	20 Florence Avenue
Entity Address, City or Town	Batavia
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	14020
City Area Code	(585)
Local Phone Number	343-2216
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.10 per share
Trading Symbol	GHM
Security Exchange Name	NYSE
Entity Emerging Growth Company	false